As filed with the Securities and Exchange Commission on November 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  September 30, 2007

Item 1. Schedules of Investments.

High Pointe Select Value Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Shares	COMMON STOCKS - 99.09%	Value
	Beverages - 4.09%
16,150	Molson Coors Brewing Co., Class B	$1,609,670
	Biotechnology - 3.81%
26,500	Amgen, Inc. (a)	1,499,105
	Communications Equipment - 3.21%
123,900	Alcatel-Lucent - ADR	1,261,302
	Computers & Peripherals - 8.04%
63,100	Dell, Inc. (a)	1,741,560
68,350	EMC Corp. (a)	1,421,680
		3,163,240
	Consumer Finance - 3.62%
21,400	Capital One Financial Corp.	1,421,602
	Diversified Financial Services - 5.30%
44,700	Citigroup, Inc.	2,086,149
	Diversified Telecommunication Services - 4.42%
91,550	Sprint Nextel Corp.	1,739,450
	Electronic Equipment & Instruments - 1.51%
16,725	Tyco Electronics Ltd.	592,567
	Food & Staples Retailing - 5.36%
48,250	Wal-Mart Stores, Inc.	2,106,113
	Health Care Equipment & Supplies - 5.95%
124,300	Boston Scientific Corp. (a)	1,733,985
14,575	Covidien Ltd. (a)	604,862
		2,338,847
	Health Care Providers & Services - 9.42%
54,400	Omnicare, Inc.	1,802,272
39,300	UnitedHealth Group, Inc.	1,903,299
		3,705,571
	Hotels, Restaurants & Leisure - 1.81%
21,720	Wyndham Worldwide Corp.	711,547
	Industrial Conglomerates - 1.89%
16,725	Tyco International Ltd.	741,587
	Insurance - 12.08%
31,100	American International Group, Inc.	2,103,915
66,100	Conseco, Inc. (a)	1,057,600
20,050	XL Capital Ltd., Class A	1,587,960
		4,749,475
	Media - 3.00%
48,850	Comcast Corp., Class A (a)	1,181,193
	Pharmaceuticals - 4.46%
41,300	Sanofi-Aventis - ADR	1,751,946
	Software - 6.99%
47,350	Microsoft Corp.	1,394,931
62,600	Oracle Corp. (a)	1,355,290
		2,750,221
	Specialty Retail - 6.29%
46,950	Home Depot, Inc.	1,523,058
52,400	Rent-A-Center, Inc. (a)	950,012
		2,473,070
	Thrifts & Mortgage Finance - 7.84%
27,600	Fannie Mae	1,678,356
23,800	Freddie Mac	1,404,438
		3,082,794

	TOTAL COMMON STOCKS (Cost $37,899,441)	38,965,449

Shares	SHORT-TERM INVESTMENTS - 0.00%	Value
818	Fidelity Institutional Money Market Portfolio, Class I	818
	TOTAL SHORT-TERM INVESTMENTS (Cost $818)	818

	TOTAL INVESTMENT IN SECURITIES (Cost $37,900,259) - 99.09%	38,966,267
	Other Assets in Excess of Liabilities - 0.91%	356,566
	NET ASSETS - 100.00%	$39,322,833

ADR - American Depositary Receipt.
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$38,058,105

Gross unrealized appreciation	$3,354,800
Gross unrealized depreciation	(2,446,638)
Net unrealized appreciation	$908,162

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

High Pointe Small Cap Equity Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Shares	COMMON STOCKS - 97.11%	Value
	Aerospace & Defense - 2.29%
2,200	Esterline Technologies Corp. (a)	$125,510
	Automobiles - 2.51%
16,100	Fleetwood Enterprises, Inc. (a)	137,655
	Beverages - 1.91%
13,150	Cott Corp. (a)(b)	104,806
	Building Products - 2.21%
3,800	Simpson Manufacturing Co., Inc.	121,030
	Chemicals - 6.38%
2,750	Cytec Industries, Inc.	188,073
7,700	Hercules, Inc. (a)	161,854
		349,927
	Computers & Peripherals - 5.75%
5,300	Avid Technology, Inc. (a)	143,524
20,100	Brocade Communications Systems, Inc. (a)	172,056
		315,580
	Containers & Packaging - 2.80%
6,750	Crown Holdings, Inc. (a)	153,630
	Diversified Financial Services - 2.11%
6,350	Nelnet, Inc., Class A	115,824
	Electromedical & Electrotherapeutic Apparatus - 2.54%
5,900	Syneron Medical Ltd. (a)(b)	139,476
	Electronic Equipment & Instruments - 5.85%
68,250	Sanmina-SCI Corp. (a)	144,690
4,400	Tech Data Corp. (a)	176,528
		321,218
	Energy Equipment & Services - 3.14%
2,250	Atwood Oceanics, Inc. (a)	172,260
	Food Products - 2.55%
13,350	Del Monte Foods Co.	140,175
	Health Care Equipment & Supplies - 2.72%
2,850	Cooper Companies, Inc.	149,397
	Hotels, Restaurants & Leisure - 2.39%
3,550	Speedway Motorsports, Inc.	131,350
	Industrial Conglomerates - 2.33%
4,750	Walter Industries, Inc.	127,775
	Insurance - 9.06%
11,700	Conseco, Inc. (a)	187,200
2,850	RenaissanceRe Holdings Ltd.	186,419
5,400	Security Capital Assurance Ltd.	123,336
		496,955
	IT Services - 2.11%
28,550	BearingPoint, Inc. (a)	115,627
	Leisure Equipment & Products - 3.36%
11,300	Nautilus, Inc.	90,061
3,400	RC2 Corp. (a)	94,146
		184,207
	Machinery - 3.97%
1,400	Kennametal, Inc.	117,572
9,124	Mueller Water Products Inc., Class B	100,364
		217,936
	Marine - 2.59%
6,000	American Commercial Lines, Inc. (a)	142,380
	Media - 6.57%
8,533	Cumulus Media, Inc., Class A (a)	87,207
5,300	Entercom Communications Corp., Class A	102,449
4,900	Scholastic Corp. (a)	170,814
		360,470
	Oil, Gas & Consumable Fuels - 3.20%
7,550	Alpha Natural Resources, Inc. (a)	175,386
	Semiconductor & Semiconductor Equipment - 2.06%
2,650	Cabot Microelectronics Corp. (a)	113,287
	Software - 3.19%
4,850	Fair Isaac Corp.	175,134
	Specialized Consumer Services - 2.83%
5,550	Jackson Hewitt Tax Service, Inc.	155,178
	Specialty Retail - 8.25%
17,850	Charming Shoppes, Inc. (a)	149,940
9,950	Foot Locker, Inc.	152,533
8,300	Rent-A-Center, Inc. (a)	150,479
		452,952
	Textiles, Apparel & Luxury Goods - 2.44%
7,050	Timberland Co. (a)	133,668

	TOTAL COMMON STOCKS (Cost $5,837,377)	5,328,793

Shares	SHORT-TERM INVESTMENTS - 2.93%	Value
129,000	FHLB Discount Note, due 10/1/07	129,000
31,631	Fidelity Institutional Money Market Portfolio, Class I	31,631
	TOTAL SHORT-TERM INVESTMENTS (Cost $160,631)	160,631

	TOTAL INVESTMENT IN SECURITIES (Cost $5,998,008) - 100.04%	5,489,424
	Liabilities in Excess of Other Assets - (0.04)%	(2,419)
	NET ASSETS - 100.00%	$5,487,005

FHLB - Federal Home Loan Bank.
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$6,025,772

Gross unrealized appreciation	$350,536
Gross unrealized depreciation	(886,884)
Net unrealized depreciation	$(536,348)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chairman/Chief Executive Officer and President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/16/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/16/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date   11/26/2007

* Print the name and title of each signing officer under his or her signature.